Concentration - Schedule of Total Accounts Receivable (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]	¥ 7,025,390
Concentration risk percentage		[1]		[1]	17.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount	¥ 7,668,440		$ 1,066,780			[1]
Concentration risk percentage	19.70%		19.70%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]		[1]	¥ 117,415,978
Concentration risk percentage		[1]		[1]		[1]	18.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]		[1]	¥ 73,423,394
Concentration risk percentage		[1]		[1]		[1]	11.30%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount	¥ 71,512,406		$ 9,948,306		¥ 61,254,669			[1]
Concentration risk percentage	12.70%		12.70%		12.30%			[1]
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]	¥ 60,840,708			[1]
Concentration risk percentage		[1]		[1]	12.20%			[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Cargo Link Logistics HK Company Limited [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]	¥ 6,248,193
Concentration risk percentage		[1]		[1]	13.50%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount	¥ 16,125,748		$ 2,243,301		¥ 9,302,019
Concentration risk percentage	36.10%		36.10%		20.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]	¥ 6,801,207
Concentration risk percentage		[1]		[1]	14.60%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Cargo Link Logistics HK Company Limited [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]	¥ 62,063,334		¥ 121,455,797
Concentration risk percentage		[1]		[1]	12.10%		19.80%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier C [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount	¥ 142,838,247		$ 19,870,659			[1]		[1]
Concentration risk percentage	24.80%		24.80%			[1]		[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier D [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]		[1]	¥ 122,901,742
Concentration risk percentage		[1]		[1]		[1]	20.00%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier E [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]	¥ 60,165,266			[1]
Concentration risk percentage		[1]		[1]	11.70%			[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier F [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]	¥ 56,607,369			[1]
Concentration risk percentage		[1]		[1]	11.00%			[1]

[1]	Represented the percentage below 10%